Intangible Liabilities - Charter Agreements	6 Months Ended
Jun. 30, 2026
Intangible Liabilities – Charter Agreements [Abstract]
Intangible Liabilities - Charter Agreements
5.
Intangible Liabilities – Charter Agreements

Intangible Liabilities – Charter Agreements as of June 30, 2026, and December 31, 2025, consisted of the following:

	June 30, 2026	December 31, 2025
Opening balance	$90,054	$49,431
Additions (*)	19,061	54,109
Amortization	(12,672)	(13,486)
Total	$96,443	$90,054

(*) During the first quarter of 2025, the charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. During December 2025, the charters of the first two ECO 8,586 TEU Vessels and during January 2026, the charter of the third ECO 8,586 TEU Vessel, resulted in an intangible liability of $38,122 and $19,061, respectively, that was recognized and will be amortized over the remaining useful life of the charters.

Intangible liabilities are related to (a) acquisition of the four ECO 9,019 TEU Vessels delivered in December 2024 and January 2025 (the charters of which resulted in an intangible liability of $49,295), (b) acquisition of the three ECO 8,586 TEU Vessels, out of which two were delivered in December 2025 and one in January 2026 (the charters of which resulted in an intangible liability of $57,183), and (c) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger. These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for each of the six months ended June 30, 2026, and 2025 was $12,672 and $6,533, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to June 30, 2031, is estimated to be as follows:

Amount
June 30, 2027	$25,772
June 30, 2028	25,842
June 30, 2029	25,772
June 30, 2030	18,811
June 30, 2031	246
$96,443

The weighted average life for the remaining intangible liabilities-charter agreements terms is 3.8 year.